INVESTMENT IN EQUITY METHOD INVESTEES	12 Months Ended
Dec. 31, 2012
INVESTMENT IN EQUITY METHOD INVESTEES [Abstract]
INVESTMENT IN EQUITY METHOD INVESTEES
5	INVESTMENT IN EQUITY METHOD INVESTEES

Actions Microelectronics Co., Ltd (Beijing) ("Beijing Actions")

Beijing Actions is a private company which design and manufactures SoC products for portable media players and digital photoframe.

As of December 31, 2010, the Group hold 35% ownership interest in Beijing Actions.

In February 2011, Beijing Actions increased its injected capital by $2,600 of which the Group further invested such amount in full. Upon the completion of this capital injection, the Group's ownership interest in Beijing Actions is increased from 35% to 45.8% and continues its significant influence in Beijing Actions as of December 31, 2011.

No change in ownership interest is noted for 2012 and the Group continues its significant influence in Beijing Actions as of December 31, 2012.

Nann Capital Corporation ("Nann Capital")

Nann Capital is a private investment holding company. Its wholly owned subsidiaries include Actions Enterprise (HK) Co., Ltd and Actions Technology (Shanghai) Co., Ltd. Both are disposed by the Group in July 2010.

Subsequent to the disposal, the Group purchased 40% of equity interest in Nann Capital for $4,406 in 2010. The Group exercise significant influence but did not control Nann Capital and the investment in Nann Capital is accounted for under the equity method of accounting.

In May 2011, the Group further invested $7,076 to maintain its 40% interest due to a capital contribution by all shareholders.

No change in ownership interest is noted for 2012 and the Group continues its significant influence in Nann Capital as of December 31, 2012.

The summarized financial information of equity method investees is illustrated as below:

	2011	2012
Balance sheets
Current assets	$24,173	$19,608
Non-current assets	13,093	18,363
Current liabilities	433	528
Non-current liabilities	30	30

	2010	2011	2012
Results of operations
Revenues	$6,255	$4,823	$4,904
Gross profit	2,134	2,342	2,700
Loss from operations	(2,666)	(3,816)	(555)
Net loss	$(2,293)	$(2,782)	$(9)